FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	$ 3,143,538	$ 4,018,228
Other financial assets, not current	12,506,552	17,069,578
Other financial liabilities , current	7,491,888	6,960,942
Other financial liabilities, current [Member] | At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	5,671	50,372
Other financial liabilities, current [Member] | At fair value [member] | Fair value of interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	2,734	302
Other financial liabilities, current [Member] | At fair value [member] | Fair value of foreign currency derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		48,347
Other financial liabilities, current [Member] | At fair value [member] | Interest accrued since the last date of Swap interest rates [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		1,723
Other financial liabilities, current [Member] | At fair value [member] | Currency derivative not registered as hedge accounting [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	2,937
Cash And Cash Equivalents [Member] | At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	32,782	222,094
Short-Term Mutual Funds [Member] | At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	32,782	222,094
Other financial assets, current | At fair value [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	4,097	471,797
Other financial assets, current | At fair value [member] | Fair Value Of Interest Rate Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current		27,044
Other financial assets, current | At fair value [member] | Fair Value Of Fuel Price Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	1,296	48,542
Other financial assets, current | At fair value [member] | Fair Value Of Foreign Currency Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current		586
Other financial assets, current | At fair value [member] | Accrued interest since the last payment date Swap of currencies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current		3
Other financial assets, current | At fair value [member] | Private investment funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	348	386,669
Other financial assets, current | At fair value [member] | Certificates of Deposit [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	2,435	8,934
Other financial assets, current | At fair value [member] | Domestic And Foreign Bonds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	18	19
Level 1 of fair value hierarchy [member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 1 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Fair value of interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 1 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Fair value of foreign currency derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 1 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Interest accrued since the last date of Swap interest rates [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 1 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Currency derivative not registered as hedge accounting [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 1 of fair value hierarchy [member] | Cash And Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	32,782	222,094
Level 1 of fair value hierarchy [member] | Short-Term Mutual Funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current	32,782	222,094
Level 1 of fair value hierarchy [member] | Other financial assets, current
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	366	386,688
Level 1 of fair value hierarchy [member] | Other financial assets, current | Fair Value Of Interest Rate Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 1 of fair value hierarchy [member] | Other financial assets, current | Fair Value Of Fuel Price Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 1 of fair value hierarchy [member] | Other financial assets, current | Fair Value Of Foreign Currency Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 1 of fair value hierarchy [member] | Other financial assets, current | Accrued interest since the last payment date Swap of currencies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 1 of fair value hierarchy [member] | Other financial assets, current | Private investment funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	348	386,669
Level 1 of fair value hierarchy [member] | Other financial assets, current | Certificates of Deposit [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 1 of fair value hierarchy [member] | Other financial assets, current | Domestic And Foreign Bonds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	18	19
Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	5,671	50,372
Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Fair value of interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	2,734	302
Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Fair value of foreign currency derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		48,347
Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Interest accrued since the last date of Swap interest rates [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current		1,723
Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Currency derivative not registered as hedge accounting [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current	2,937
Level 2 of fair value hierarchy [member] | Cash And Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 2 of fair value hierarchy [member] | Short-Term Mutual Funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 2 of fair value hierarchy [member] | Other financial assets, current
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	3,731	85,109
Level 2 of fair value hierarchy [member] | Other financial assets, current | Fair Value Of Interest Rate Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current		27,044
Level 2 of fair value hierarchy [member] | Other financial assets, current | Fair Value Of Fuel Price Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	1,296	48,044
Level 2 of fair value hierarchy [member] | Other financial assets, current | Fair Value Of Foreign Currency Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current		586
Level 2 of fair value hierarchy [member] | Other financial assets, current | Accrued interest since the last payment date Swap of currencies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current		3
Level 2 of fair value hierarchy [member] | Other financial assets, current | Private investment funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 2 of fair value hierarchy [member] | Other financial assets, current | Certificates of Deposit [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current	2,435	8,934
Level 2 of fair value hierarchy [member] | Other financial assets, current | Domestic And Foreign Bonds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [member] | Other financial liabilities, current [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 3 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Fair value of interest rate derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 3 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Fair value of foreign currency derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 3 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Interest accrued since the last date of Swap interest rates [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 3 of fair value hierarchy [member] | Other financial liabilities, current [Member] | Currency derivative not registered as hedge accounting [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial liabilities , current
Level 3 of fair value hierarchy [member] | Cash And Cash Equivalents [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 3 of fair value hierarchy [member] | Short-Term Mutual Funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, current
Level 3 of fair value hierarchy [member] | Other financial assets, current
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [member] | Other financial assets, current | Fair Value Of Interest Rate Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [member] | Other financial assets, current | Fair Value Of Fuel Price Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [member] | Other financial assets, current | Fair Value Of Foreign Currency Derivatives [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [member] | Other financial assets, current | Accrued interest since the last payment date Swap of currencies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [member] | Other financial assets, current | Private investment funds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [member] | Other financial assets, current | Certificates of Deposit [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current
Level 3 of fair value hierarchy [member] | Other financial assets, current | Domestic And Foreign Bonds [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value [Line Items]
Other financial assets, not current